Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	RAIL VISION LTD.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	2,998,278
Amendment Flag	false
Entity Central Index Key	0001743905
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41334
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	15 Ha’Tidhar St
Entity Address, City or Town	Ra’anana
Entity Address, Postal Zip Code	4366517
Entity Address, Country	IL
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1197
Auditor Name	Brightman Almagor Zohar & Co.
Auditor Location	Tel Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	15 Ha’Tidhar St
Entity Address, City or Town	Ra’anana
Entity Address, Postal Zip Code	4366517
Entity Address, Country	IL
Contact Personnel Name	Shahar Hania
City Area Code	+972
Local Phone Number	9-957-7706
Contact Personnel Email Address	Email: marketing@railvision.io
Ordinary shares, no par value
Document Information Line Items
Trading Symbol	RVSN
Title of 12(b) Security	Ordinary shares, no par value
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares, no par value [Member]
Document Information Line Items
Trading Symbol	RVSNW
Title of 12(b) Security	Warrants to purchase ordinary shares, no par value
Security Exchange Name	NASDAQ